Acquisition - Additional Information (Detail) - OLSA [Member] $ in Millions	Oct. 31, 2018 USD ($)
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Net cash outflow	$ 152
Cash acquired in business acquisition	$ 17
Estimated useful lives of finite-lived intangible assets	8 years